INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
	Video Game Catalogues	Platform Coding	Brands	Total
	$	$	$	$
Cost:
At November 30, 2018	1,589,258	-	105,286	1,694,544
Additions - paid or accrued	133,356	-	-	133,356
Net exchange differences	(7,053)	-	5,013	(2,040)
At November 30, 2019	1,715,561	-	110,299	1,825,860
Additions - paid or accrued	-	4,464,885	-	4,464,885
Dispositions	(208,659)	-	(111,454)	(320,113)
Net exchange differences	(40,598)	(153,981)	1,155	(193,424)
At November 30, 2020	1,466,304	4,310,904	-	5,777,208

Amortization:
At November 30, 2018	17,722	-	-	17,722
Additions	100,202	-	-	100,202
Net exchange differences	(23)	-	-	(23)
At November 30, 2019	117,901	-	-	117,901
Additions	101,350	-	-	101,350
Net exchange differences	(6,469)	-	-	(6,469)
At November 30, 2020	212,782	-	-	212,782

Net book value:
At November 30, 2019	1,597,660	-	110,299	1,707,959
At November 30, 2020	1,253,522	4,310,904	-	5,564,426